Schedule of cash flows information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year	$ 18,823,300	$ 146,213,744	$ 196,296,774	$ 64,615,723
Changes from financing cash flows
Payment of bank loan				(86,360,250)
Interest paid for bank loan	(340,604)	(2,645,713)	(2,863,104)	(362,190)
Interest paid for loan from related companies	(251,071)	(1,950,246)	(2,285,985)	(2,252,192)
Net cash (used in)/generated from financing activities	(9,891,531)	(76,834,451)	(81,568,286)	22,964,489
Cash and cash equivalents at end of the year	15,105,631	117,336,010	146,213,744	196,296,774
Loan From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year		53,873,328	67,824,001
Changes from financing cash flows
Payment of bank loan
Interest paid for bank loan
Payment from loan from related companies		(10,190,497)	(13,950,673)
Interest paid for loan from related companies		(1,950,246)	(2,285,985)
Payment of principal portion of lease liabilities
Payment of interest portion of lease liabilities
Net cash (used in)/generated from financing activities		(12,140,743)	(16,236,658)
Increase in lease liabilities from entering into new lease (Note 13)
Increase in lease liabilities from modification (Note 13)
Written back on disposal
Exchange difference
Interest on bank loan (Note 7)
Interest on loan from related companies (Note 7)		1,950,246	2,285,985
Transfer to liabilities classified as held for sale
Total other changes		1,950,246	2,285,985
Interest on lease liabilities (Note 7)
Cash and cash equivalents at end of the year	5,623,651	43,682,831	53,873,328	67,824,001
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year		76,983,367	108,106,000
Changes from financing cash flows
Payment of bank loan
Interest paid for bank loan
Payment from loan from related companies
Interest paid for loan from related companies
Payment of principal portion of lease liabilities		(48,883,789)	(47,679,212)
Payment of interest portion of lease liabilities		(5,594,836)	(6,300,014)
Net cash (used in)/generated from financing activities		(54,478,625)	(53,979,226)
Increase in lease liabilities from entering into new lease (Note 13)		26,786,998	40,840,565
Increase in lease liabilities from modification (Note 13)		16,222,827	3,010,450
Written back on disposal		3,307,941	6,300,014
Exchange difference		(306)	(181)
Interest on bank loan (Note 7)
Interest on loan from related companies (Note 7)
Transfer to liabilities classified as held for sale			(27,294,255)
Total other changes		51,912,296	22,856,593
Interest on lease liabilities (Note 7)		5,594,836
Cash and cash equivalents at end of the year	9,580,318	74,417,038	76,983,367	108,106,000
Bank loans [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year		77,754,259	86,243,557
Changes from financing cash flows
Payment of bank loan		(7,569,370)	(8,489,298)
Interest paid for bank loan		(2,645,713)	(2,863,104)
Payment from loan from related companies
Interest paid for loan from related companies
Payment of principal portion of lease liabilities
Payment of interest portion of lease liabilities
Net cash (used in)/generated from financing activities		(10,215,083)	(11,352,402)
Increase in lease liabilities from entering into new lease (Note 13)
Increase in lease liabilities from modification (Note 13)
Written back on disposal
Exchange difference
Interest on bank loan (Note 7)		2,645,713	2,863,104
Interest on loan from related companies (Note 7)
Transfer to liabilities classified as held for sale
Total other changes		2,645,713	2,863,104
Interest on lease liabilities (Note 7)
Cash and cash equivalents at end of the year	$ 9,035,479	$ 70,184,889	$ 77,754,259	$ 86,243,557